Interim Condensed Consolidated Statements of Equity - USD ($) $ in Thousands	Total	Previously Reported	Ordinary shares Class A shares	Ordinary shares Class A shares Previously Reported	Ordinary shares Class B shares	Ordinary shares Class B shares Previously Reported	Treasury Stock	Treasury Stock Previously Reported	Total Ordinary Shares	Total Ordinary Shares Previously Reported	Additional Par value	Additional Par value Previously Reported	Additional Paid-in capital	Additional Paid-in capital Previously Reported	(Accumulated deficits)/ retained earnings	(Accumulated deficits)/ retained earnings Previously Reported	Accumulated other comprehensive income	Accumulated other comprehensive income Previously Reported	Non- controlling interests	Non- controlling interests Previously Reported	Statutory Reserve	Statutory Reserve Previously Reported
Balance at Dec. 31, 2019	$ 1,324										$ 6		$ (6)		$ 1,340		$ (16)
Balance (in Shares) at Dec. 31, 2019			46,051,534		16,409,405				62,460,939
Acquisition of China Rapid Finance	9,661										7		9,654
Acquisition of China Rapid Finance (in Shares)			66,700,624		5,935,606				72,636,230
Cash paid by investors pursuant to reverse acquisition	1,000												1,000
Issuance of Class A Ordinary Shares and warrant closed on July 1, 2020, August 27, 2020, November 3, 2020	38,444										19		38,425
Issuance of Class A Ordinary Shares and warrant closed on July 1, 2020, August 27, 2020, November 3, 2020 (in Shares)			186,363,343						186,363,343
Issuance of Class A Ordinary Shares and warrant	3,578										3		3,575
Issuance of Class A Ordinary Shares and warrant (in Shares)			52,000,000				(26,000,000)		26,000,000
Share based compensation granted to management	951										1		952				(2)
Share based compensation granted to management (in Shares)			2,501,484		2,123,641				4,625,125
Net loss	(7,509)														(7,509)
Foreign currency translation adjustments	874										24				94		756
Disposition of discontinued operation	11,913														11,913
Balance at Dec. 31, 2020	60,236										60		53,600		5,838		738
Balance (in Shares) at Dec. 31, 2020			353,616,985		24,468,652		(26,000,000)		352,085,637
Share-based compensation	33,153										12		33,141
Share-based compensation (in Shares)			47,587,500		73,253,873				120,841,373
Issuance of Class A Ordinary Shares and warrant	585,839										228		585,611
Issuance of Class A Ordinary Shares and warrant (in Shares)			2,636,058,227				(670,800,000)		1,965,258,227
Net loss	(52,425)														(52,625)				200
Foreign currency translation adjustments	3,392																3,392
Disposition of discontinued operation	3,374														3,374
Balance at Dec. 31, 2021	633,569										300		672,352		(43,413)		4,130		200
Balance (in Shares) at Dec. 31, 2021			3,037,262,712		97,722,525		(696,800,000)		2,438,185,237
Share-based compensation	14,714										39		14,675
Share-based compensation (in Shares)			287,611,141		100,440,000				388,051,141
Appropriation of statutory reserve															(59)						59
Issuance of Class A Ordinary Shares and warrant	18,463										36		18,427
Issuance of Class A Ordinary Shares and warrant (in Shares)			357,500,000						357,500,000
Net loss	(230,212)														(229,186)				(1,026)
Foreign currency translation adjustments	(27,497)										(1)		34				(27,530)
Disposition of discontinued operation	(261)														(261)
Balance at Dec. 31, 2022	408,776										374		705,488		(272,919)		(23,400)		(826)		59
Balance (in Shares) at Dec. 31, 2022			3,682,373,853		198,162,525		(696,800,000)		3,183,736,378
Share-based compensation	7,264										95		7,169
Share-based compensation (in Shares)			458,653,597		500,400,000				2,917,634,597
Disposition of continued operation	(18)																		(18)
Appropriation of statutory reserve															(102)						102
Issuance of Class A Ordinary Shares and warrant	17,884										196		17,688
Issuance of Class A Ordinary Shares and warrant (in Shares)			1,958,581,000						1,958,581,000
Net loss	(6,421)														(3,651)				(2,770)
Foreign currency translation adjustments	(5,112)																(5,112)
Balance at Dec. 31, 2023	422,373	$ 422,373									665	$ 665	730,345	$ 730,345	(276,672)	$ (276,672)	(28,512)	$ (28,512)	(3,614)	$ (3,614)	161	$ 161
Balance (in Shares) at Dec. 31, 2023			121,992,169	6,099,608,450	13,971,251	698,562,525	(134,636,546)	(696,800,000)	1,326,874	6,101,370,975
Share-based compensation	807										26		781
Share-based compensation (in Shares)			122,880		5,004,000				5,126,880
Disposition of continued operation															13		(13)
Issuance of Class A Ordinary Shares and warrant	24,836										23,767		1,069
Issuance of Class A Ordinary Shares and warrant (in Shares)			242,095,250						242,095,250
Net loss	(12,750)														(10,902)				(1,848)
Foreign currency translation adjustments	(4,738)																(4,738)
Balance at Jun. 30, 2024	$ 430,528										$ 24,458		$ 732,195		$ (287,561)		$ (33,263)		$ (5,462)		$ 161
Balance (in Shares) at Jun. 30, 2024			364,210,299		18,975,251		(134,636,546)		248,549,004